Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Option Activity	A summary of share option activity under the 2016 Plan for the year ended December 31, 2020 is as follows:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregated intrinsic value
		RMB	RMB	Years	RMB
Balance, December 31, 2018	15,213,515	—	29.53	8.38	424,630,143

Granted	3,142,500	—	44.27
Exercised	(6,155,477)	—	54.72
Forfeited	(144,626)	—	83.44

Balance, December 31, 2019	12,055,912	—	19.87	8.18	578,275,151

Granted	878,125	—	14.51
Exercised	(797,463)	—	13.45
Forfeited	(1,066,563)	—	52.22

Balance, December 31, 2020	11,070,011	—	16.79	7.31	99,672,691

Vested and expected to vest as of December 31, 2020	10,354,374	—	33.42	7.31	93,229,202

Exercisable, December 31, 2020	7,187,511	—	31.61	6.59	64,715,253

Summary of Allocated Share-based Compensation Expense	For the years ended December 31, 2018, 2019 and 2020, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Sales and marketing	5,641,771	4,482,323	1,912,318	293,076
General and administrative	38,586,741	74,311,629	40,894,564	6,267,366
Research and development	13,752,975	8,505,101	2,826,938	433,247

	57,981,487	87,299,053	45,633,820	6,993,689